UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INCOME STOCK FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                   USAA INCOME
                                          STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              COMMON STOCKS (98.4%)

              ADVERTISING (0.0%)(i)
     3,942    Interpublic Group of Companies, Inc.*                          $       38
                                                                             ----------
              AEROSPACE & DEFENSE (0.6%)
    26,000    General Dynamics Corp.                                              1,706
     5,500    Goodrich Corp.                                                        245
    68,200    Honeywell International, Inc.                                       2,898
    97,400    Northrop Grumman Corp.                                              6,516
    10,300    Precision Castparts Corp.                                             649
    39,700    Raytheon Co.                                                        1,758
                                                                             ----------
                                                                                 13,772
                                                                             ----------
              AGRICULTURAL PRODUCTS (0.1%)
    29,000    Archer-Daniels-Midland Co.                                          1,054
                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.4%)
    72,800    FedEx Corp.                                                         8,381
                                                                             ----------
              AIRLINES (0.0%)(i)
    54,800    Southwest Airlines Co.                                                889
                                                                             ----------
              ALUMINUM (0.4%)
   266,000    Alcoa, Inc.(a)                                                      8,986
                                                                             ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    69,900    Jones Apparel Group, Inc.                                           2,401
    70,600    Liz Claiborne, Inc.                                                 2,757
     7,400    Polo Ralph Lauren Corp.                                               450
    40,600    V F Corp.                                                           2,484
                                                                             ----------
                                                                                  8,092
                                                                             ----------
              APPAREL RETAIL (0.2%)
    12,400    AnnTaylor Stores Corp.*                                               463
    23,200    Gap, Inc.                                                             420
   115,400    TJX Companies, Inc.                                                 2,784
                                                                             ----------
                                                                                  3,667
                                                                             ----------
              APPLICATION SOFTWARE (0.3%)
    45,000    BEA Systems, Inc.*                                                    596
    24,100    Cadence Design Systems, Inc.*                                         456
    42,600    Compuware Corp.*                                                      327
     6,000    Fair Isaac Corp.                                                      223
   175,900    Synopsys, Inc.*                                                     3,840
                                                                             ----------
                                                                                  5,442
                                                                             ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     9,000    Allied Capital Corp.(a)                                               280
    95,568    American Capital Strategies Ltd.(a)                                 3,328
    91,800    Bank of New York Co., Inc.                                          3,227
    13,100    Janus Capital Group, Inc.                                             255
    48,500    Mellon Financial Corp.                                              1,825
    14,200    Northern Trust Corp.                                                  836
    36,000    State Street Corp.                                                  2,351
                                                                             ----------
                                                                                 12,102
                                                                             ----------

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                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
    33,400    Autoliv, Inc. (Sweden)                                         $    1,847
    12,600    Johnson Controls, Inc.                                              1,027
    51,000    Lear Corp.(a)                                                       1,203
    14,600    TRW Automotive Holdings Corp.*                                        324
                                                                             ----------
                                                                                  4,401
                                                                             ----------
              AUTOMOBILE MANUFACTURERS (0.7%)
 1,271,000    Ford Motor Co.                                                      8,834
   262,900    General Motors Corp.(a)                                             6,015
                                                                             ----------
                                                                                 14,849
                                                                             ----------
              AUTOMOTIVE RETAIL (0.2%)
   149,697    AutoNation, Inc.*                                                   3,371
     4,600    AutoZone, Inc.*                                                       431
    15,500    O'Reilly Automotive, Inc.*                                            525
     7,600    United Auto Group, Inc.                                               321
                                                                             ----------
                                                                                  4,648
                                                                             ----------
              BIOTECHNOLOGY (0.2%)
    15,500    Applera Corp. - Applied Biosystems Group                              447
    18,800    Biogen Idec, Inc.*                                                    843
     3,700    Invitrogen Corp.*                                                     244
   228,500    Millennium Pharmaceuticals, Inc.*                                   2,075
                                                                             ----------
                                                                                  3,609
                                                                             ----------
              BROADCASTING & CABLE TV (0.5%)
   148,450    CBS Corp. "B"                                                       3,781
     7,300    Clear Channel Communications, Inc.                                    208
    75,200    Comcast Corp. "A"*                                                  2,327
   232,000    DIRECTV Group, Inc.*                                                3,963
    17,400    Univision Communications, Inc. "A"*                                   621
                                                                             ----------
                                                                                 10,900
                                                                             ----------
              BUILDING PRODUCTS (0.2%)
    11,200    American Standard Companies, Inc.                                     487
     5,600    Lennox International, Inc.                                            183
   132,800    Masco Corp.                                                         4,236
     4,700    USG Corp.*                                                            503
                                                                             ----------
                                                                                  5,409
                                                                             ----------
              CASINOS & GAMING (0.0%)(i)
     3,500    Harrah's Entertainment, Inc.                                          286
                                                                             ----------
              COAL & CONSUMABLE FUELS (0.0%)(i)
     1,400    Arch Coal, Inc.                                                       133
                                                                             ----------
              COMMERCIAL PRINTING (0.2%)
    29,600    Deluxe Corp.                                                          705
   101,000    R.R. Donnelley & Sons Co.                                           3,403
                                                                             ----------
                                                                                  4,108
                                                                             ----------
              COMMODITY CHEMICALS (0.1%)
    89,200    Lyondell Chemical Co.                                               2,150
                                                                             ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
    12,900    ADC Telecommunications, Inc.*                                         289
     3,400    Foundry Networks, Inc.*                                                48

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                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
     2,300    Harris Corp.                                                   $      107
   274,200    Motorola, Inc.                                                      5,854
    68,700    Tellabs, Inc.*                                                      1,089
                                                                             ----------
                                                                                  7,387
                                                                             ----------
              COMPUTER & ELECTRONICS RETAIL (0.0%)(i)
     8,400    Best Buy Co., Inc.                                                    476
       100    Circuit City Stores, Inc.                                               3
                                                                             ----------
                                                                                    479
                                                                             ----------
              COMPUTER HARDWARE (2.2%)
   188,000    Dell, Inc.*                                                         4,926
 1,155,200    Hewlett-Packard Co.                                                37,509
    44,200    International Business Machines Corp.                               3,640
    69,500    NCR Corp.*                                                          2,738
                                                                             ----------
                                                                                 48,813
                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)(i)
     2,100    Lexmark International, Inc.*                                          102
     9,800    SanDisk Corp.*                                                        626
                                                                             ----------
                                                                                    728
                                                                             ----------
              CONSTRUCTION & ENGINEERING (0.0%)(i)
     6,100    Jacobs Engineering Group, Inc.*                                       504
     5,200    URS Corp.*                                                            224
                                                                             ----------
                                                                                    728
                                                                             ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     1,900    Cummins, Inc.                                                         199
    33,700    PACCAR, Inc.                                                        2,424
     1,400    Terex Corp.*                                                          121
     7,500    Trinity Industries, Inc.                                              476
                                                                             ----------
                                                                                  3,220
                                                                             ----------
              CONSTRUCTION MATERIALS (0.2%)
    20,700    Lafarge North America, Inc.                                         1,766
    27,800    Martin Marietta Materials, Inc.                                     2,951
     5,500    Vulcan Materials Co.                                                  467
                                                                             ----------
                                                                                  5,184
                                                                             ----------
              CONSUMER FINANCE (0.1%)
    17,800    AmeriCredit Corp.*                                                    539
    14,500    Capital One Financial Corp.                                         1,256
     7,400    CompuCredit Corp.*                                                    296
                                                                             ----------
                                                                                  2,091
                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    37,100    Affiliated Computer Services, Inc. "A"*                             2,069
    18,500    Ceridian Corp.*                                                       448
    50,400    CheckFree Corp.*                                                    2,715
    74,600    Computer Sciences Corp.*                                            4,368
    12,500    Convergys Corp.*                                                      243
   101,200    Electronic Data Systems Corp.                                       2,741
    81,000    First Data Corp.                                                    3,863
     9,100    Fiserv, Inc.*                                                         410
     8,100    Moneygram International, Inc.                                         275
    55,700    SABRE Holdings Corp. "A"                                            1,286
                                                                             ----------
                                                                                 18,418
                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              DEPARTMENT STORES (0.3%)
       100    Dillard's, Inc. "A"                                            $        3
    32,700    Federated Department Stores, Inc.                                   2,546
    49,100    J.C. Penney Co., Inc.                                               3,214
    15,200    Saks, Inc.*                                                           306
                                                                             ----------
                                                                                  6,069
                                                                             ----------
              DISTILLERS & VINTNERS (0.1%)
   124,200    Constellation Brands, Inc. "A"*                                     3,068
                                                                             ----------
              DISTRIBUTORS (0.1%)
    72,400    Genuine Parts Co.                                                   3,160
                                                                             ----------
              DIVERSIFIED BANKS (8.0%)
 1,879,583    Bank of America Corp.                                              93,829
    80,100    Comerica, Inc.                                                      4,555
   568,100    U.S. Bancorp                                                       17,861
   434,500    Wachovia Corp.                                                     26,005
     3,500    Webster Financial Corp.                                               164
   465,400    Wells Fargo & Co.                                                  31,969
                                                                             ----------
                                                                                174,383
                                                                             ----------
              DIVERSIFIED CHEMICALS (0.4%)
    79,800    Dow Chemical Co.                                                    3,241
    54,200    Du Pont (E.I.) De Nemours & Co.                                     2,390
     7,200    Engelhard Corp.                                                       277
    34,300    PPG Industries, Inc.                                                2,302
                                                                             ----------
                                                                                  8,210
                                                                             ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
   348,900    Cendant Corp.                                                       6,081
    88,800    Equifax, Inc.                                                       3,423
                                                                             ----------
                                                                                  9,504
                                                                             ----------
              DIVERSIFIED METALS & MINING (0.0%)(i)
     5,200    Phelps Dodge Corp.                                                    448
                                                                             ----------
              DRUG RETAIL (0.2%)
    35,100    CVS Corp.                                                           1,043
    57,300    Walgreen Co.                                                        2,403
                                                                             ----------
                                                                                  3,446
                                                                             ----------
              ELECTRIC UTILITIES (1.9%)
    25,900    Allegheny Energy, Inc.*                                               923
     1,500    Allete, Inc.                                                           70
    68,900    American Electric Power Co., Inc.                                   2,305
   167,700    Edison International                                                6,777
    67,900    Exelon Corp.                                                        3,667
   183,000    FirstEnergy Corp.                                                   9,280
    48,800    FPL Group, Inc.                                                     1,932
     4,500    Great Plains Energy, Inc.                                             127
   196,600    Pepco Holdings, Inc.                                                4,537
    50,400    Pinnacle West Capital Corp.                                         2,021
   207,000    Progress Energy, Inc.                                               8,860
                                                                             ----------
                                                                                 40,499
                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     4,700    Emerson Electric Co.                                           $      399
     4,800    Roper Industries, Inc.                                                228
    63,500    Thomas & Betts Corp.*                                               3,616
                                                                             ----------
                                                                                  4,243
                                                                             ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    12,200    Agilent Technologies, Inc.*                                           469
    25,800    AVX Corp.                                                             459
     1,200    Tektronix, Inc.                                                        42
     6,700    Vishay Intertechnology, Inc.*                                         105
                                                                             ----------
                                                                                  1,075
                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)(i)
    19,100    Jabil Circuit, Inc.*                                                  745
                                                                             ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    20,500    Allied Waste Industries, Inc.*                                        290
    65,600    Waste Management, Inc.                                              2,458
                                                                             ----------
                                                                                  2,748
                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)(i)
     7,900    Scotts Miracle-Gro Co. "A"                                            350
                                                                             ----------
              FOOD RETAIL (1.1%)
   186,500    Albertson's, Inc.                                                   4,724
   524,300    Kroger Co.*                                                        10,622
   277,700    Safeway, Inc.                                                       6,979
    94,300    SUPERVALU, Inc.                                                     2,736
                                                                             ----------
                                                                                 25,061
                                                                             ----------
              FOREST PRODUCTS (0.1%)
    64,000    Louisiana-Pacific Corp.                                             1,765
    15,000    Weyerhaeuser Co.                                                    1,057
                                                                             ----------
                                                                                  2,822
                                                                             ----------
              GAS UTILITIES (0.5%)
    79,700    Energen Corp.                                                       2,811
   103,800    National Fuel Gas Co.                                               3,451
    33,100    Questar Corp.                                                       2,650
    74,300    UGI Corp.                                                           1,664
                                                                             ----------
                                                                                 10,576
                                                                             ----------
              GENERAL MERCHANDISE STORES (0.1%)
    61,500    Dollar Tree Stores, Inc.*                                           1,603
     1,600    Target Corp.                                                           85
                                                                             ----------
                                                                                  1,688
                                                                             ----------
              GOLD (0.3%)
   121,500    Newmont Mining Corp.                                                7,091
                                                                             ----------
              HEALTH CARE DISTRIBUTORS (1.4%)
   231,500    AmerisourceBergen Corp.                                             9,989
   132,500    Cardinal Health, Inc.                                               8,924
     6,300    Henry Schein, Inc.*                                                   294
   248,400    McKesson Corp.                                                     12,070
                                                                             ----------
                                                                                 31,277
                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.0%)(i)
     8,100    Thermo Electron Corp.*                                         $      312
                                                                             ----------
              HEALTH CARE FACILITIES (0.1%)
    62,300    Community Health Systems, Inc.*                                     2,258
    17,100    Health Management Associates, Inc. "A"                                354
    11,500    Service Corp. International                                            92
    53,100    Tenet Healthcare Corp.*                                               442
                                                                             ----------
                                                                                  3,146
                                                                             ----------
              HEALTH CARE SERVICES (0.7%)
   135,700    Caremark Rx, Inc.*                                                  6,181
     4,600    Express Scripts, Inc.*                                                359
    23,700    Lincare Holdings, Inc.*                                               937
    86,400    Medco Health Solutions, Inc.*                                       4,599
    67,200    Omnicare, Inc.                                                      3,811
     7,600    Pediatrix Medical Group, Inc.*                                        385
                                                                             ----------
                                                                                 16,272
                                                                             ----------
              HEALTH CARE SUPPLIES (0.1%)
    41,700    Bausch & Lomb, Inc.(a)                                              2,041
                                                                             ----------
              HOME FURNISHINGS (0.2%)
    56,000    Mohawk Industries, Inc.*                                            4,486
                                                                             ----------
              HOME IMPROVEMENT RETAIL (0.9%)
   337,600    Home Depot, Inc.                                                   13,480
   104,600    Lowe's Companies, Inc.                                              6,595
                                                                             ----------
                                                                                 20,075
                                                                             ----------
              HOMEBUILDING (1.8%)
    49,600    Beazer Homes USA, Inc.                                              2,858
   117,800    Centex Corp.                                                        6,550
   210,266    D.R. Horton, Inc.                                                   6,312
     8,000    Hovnanian Enterprises, Inc. "A"*                                      318
    94,100    KB Home                                                             5,794
   110,500    Lennar Corp. "A"                                                    6,070
    26,063    M.D.C. Holdings, Inc.                                               1,506
       500    NVR, Inc.*                                                            378
   102,500    Pulte Homes, Inc.                                                   3,828
    64,000    Ryland Group, Inc.                                                  4,039
    30,200    Standard Pacific Corp.                                                958
    42,000    Toll Brothers, Inc.*                                                1,350
                                                                             ----------
                                                                                 39,961
                                                                             ----------
              HOMEFURNISHING RETAIL (0.0%)(i)
     5,200    Bed Bath & Beyond, Inc.*                                              199
                                                                             ----------
              HOUSEHOLD APPLIANCES (0.4%)
    20,000    Black & Decker Corp.                                                1,872
     4,100    Snap-On, Inc.                                                         170
    51,300    Stanley Works                                                       2,680
    52,631    Whirlpool Corp.                                                     4,724
                                                                             ----------
                                                                                  9,446
                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.3%)
     7,400    Colgate-Palmolive Co.                                          $      437
    56,700    Energizer Holdings, Inc.*                                           2,900
    61,500    Kimberly-Clark Corp.                                                3,600
                                                                             ----------
                                                                                  6,937
                                                                             ----------
              HOUSEWARES & SPECIALTIES (0.2%)
   140,400    Newell Rubbermaid, Inc.(a)                                          3,850
                                                                             ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)(i)
    15,500    Manpower, Inc.                                                      1,010
                                                                             ----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
     6,000    BJ's Wholesale Club, Inc.*                                            184
     5,300    Costco Wholesale Corp.                                                288
    86,600    Wal-Mart Stores, Inc.                                               3,900
                                                                             ----------
                                                                                  4,372
                                                                             ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    52,200    AES Corp.*                                                            886
    44,200    Constellation Energy Group, Inc.                                    2,427
                                                                             ----------
                                                                                  3,313
                                                                             ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
   697,600    General Electric Co.                                               24,130
     6,200    Teleflex, Inc.                                                        404
                                                                             ----------
                                                                                 24,534
                                                                             ----------
              INDUSTRIAL GASES (0.1%)
    37,800    Airgas, Inc.                                                        1,529
                                                                             ----------
              INDUSTRIAL MACHINERY (0.7%)
     5,300    Crane Co.                                                             224
    68,200    Dover Corp.                                                         3,393
    47,100    Eaton Corp.                                                         3,610
     6,400    Flowserve Corp.*                                                      368
    40,900    Harsco Corp.                                                        3,409
     2,200    Lincoln Electric Holdings, Inc.                                       121
    27,700    Parker-Hannifin Corp.                                               2,245
    18,600    SPX Corp.                                                           1,018
     3,000    Timken Co.                                                            105
                                                                             ----------
                                                                                 14,493
                                                                             ----------
              INSURANCE BROKERS (0.3%)
   120,100    Aon Corp.                                                           5,033
    66,300    Marsh & McLennan Companies, Inc.                                    2,034
                                                                             ----------
                                                                                  7,067
                                                                             ----------
              INTEGRATED OIL & GAS (9.7%)
     8,800    Amerada Hess Corp.                                                  1,261
   715,801    Chevron Corp.                                                      43,678
   697,477    ConocoPhillips                                                     46,661
 1,549,900    Exxon Mobil Corp.                                                  97,768
    74,400    Marathon Oil Corp.                                                  5,904
   157,900    Occidental Petroleum Corp.                                         16,223
                                                                             ----------
                                                                                211,495
                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (6.5%)
 2,134,545    AT&T, Inc.                                                     $   55,946
   846,300    BellSouth Corp.                                                    28,588
   114,400    Centurytel, Inc.                                                    4,313
    71,700    Qwest Communications International, Inc.*                             481
 1,621,888    Verizon Communications, Inc.                                       53,571
                                                                             ----------
                                                                                142,899
                                                                             ----------
              INTERNET RETAIL (0.2%)
   151,900    IAC/InterActiveCorp*                                                4,385
                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (3.2%)
     5,200    Bear Stearns Companies, Inc.                                          741
   176,700    E*TRADE Financial Corp.*                                            4,396
   102,900    Goldman Sachs Group, Inc.                                          16,494
   105,900    Lehman Brothers Holdings, Inc.                                     16,007
   192,600    Merrill Lynch & Co., Inc.                                          14,688
   276,231    Morgan Stanley                                                     17,762
     4,600    Raymond James Financial, Inc.                                         139
    17,200    TD Ameritrade Holding Corp.                                           319
                                                                             ----------
                                                                                 70,546
                                                                             ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(i)
    42,100    Unisys Corp.*                                                         263
                                                                             ----------
              LEISURE PRODUCTS (0.1%)
    60,400    Brunswick Corp.                                                     2,369
                                                                             ----------
              LIFE & HEALTH INSURANCE (2.5%)
    59,200    AFLAC, Inc.                                                         2,814
    60,300    AmerUs Group Co.                                                    3,537
    15,600    Conseco, Inc.*                                                        394
   142,136    Lincoln National Corp.                                              8,255
   157,000    MetLife, Inc.                                                       8,180
   119,300    Nationwide Financial Services, Inc. "A"                             5,235
    17,800    Principal Financial Group, Inc.                                       913
    20,700    Protective Life Corp.                                               1,043
   139,500    Prudential Financial, Inc.                                         10,899
    89,000    StanCorp Financial Group, Inc.                                      4,391
    32,400    Torchmark Corp.                                                     1,948
   325,700    UnumProvident Corp.(a)                                              6,615
                                                                             ----------
                                                                                 54,224
                                                                             ----------
              MANAGED HEALTH CARE (1.4%)
    86,600    Aetna, Inc.                                                         3,334
    46,700    CIGNA Corp.                                                         4,997
    99,400    Health Net, Inc.*                                                   4,046
    72,100    Humana, Inc.*                                                       3,257
    54,000    Sierra Health Services, Inc.*                                       2,117
   154,200    UnitedHealth Group, Inc.                                            7,670
    64,869    WellPoint, Inc.*                                                    4,606
                                                                             ----------
                                                                                 30,027
                                                                             ----------
              METAL & GLASS CONTAINERS (0.2%)
    80,300    Ball Corp.                                                          3,211
     2,200    Owens-Illinois, Inc.*                                                  40
    59,700    Pactiv Corp.*                                                       1,453
                                                                             ----------
                                                                                  4,704
                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              MOTORCYCLE MANUFACTURERS (0.1%)
    33,800    Harley-Davidson, Inc.                                          $    1,718
                                                                             ----------
              MOVIES & ENTERTAINMENT (1.2%)
   758,500    Time Warner, Inc.                                                  13,198
   148,450    Viacom, Inc. "B"*                                                   5,913
   278,200    Walt Disney Co.(a)                                                  7,778
                                                                             ----------
                                                                                 26,889
                                                                             ----------
              MULTI-LINE INSURANCE (2.2%)
   142,400    American Financial Group, Inc.                                      6,306
   506,300    American International Group, Inc.                                 33,036
    43,400    Hartford Financial Services Group, Inc.                             3,990
    95,823    HCC Insurance Holdings, Inc.                                        3,209
    23,600    Loews Corp.                                                         2,505
                                                                             ----------
                                                                                 49,046
                                                                             ----------
              MULTI-SECTOR HOLDINGS (0.0%)(i)
     3,800    Leucadia National Corp.                                               231
                                                                             ----------
              MULTI-UTILITIES (2.2%)
   123,900    Alliant Energy Corp.                                                3,960
     6,200    Ameren Corp.                                                          312
   371,000    CenterPoint Energy, Inc.                                            4,459
   187,900    CMS Energy Corp.*                                                   2,503
     5,800    Consolidated Edison, Inc.                                             250
    38,400    Dominion Resources, Inc.                                            2,875
    81,200    DTE Energy Co.                                                      3,311
   137,100    Duke Energy Corp.(a)                                                3,992
   154,600    Energy East Corp.                                                   3,735
    12,000    Keyspan Corp.                                                         485
   112,200    MDU Resources Group, Inc.                                           4,123
   197,700    NiSource, Inc.(a)                                                   4,174
       700    NSTAR                                                                  19
    34,800    PG&E Corp.                                                          1,387
    48,500    Public Service Enterprise Group, Inc.                               3,041
     6,500    Puget Energy, Inc.                                                    135
    60,000    SCANA Corp.                                                         2,348
     9,500    Sempra Energy                                                         437
   211,700    Teco Energy, Inc.                                                   3,383
     7,700    Wisconsin Energy Corp.                                                301
     5,800    WPS Resources Corp.                                                   290
    97,900    Xcel Energy, Inc.                                                   1,845
                                                                             ----------
                                                                                 47,365
                                                                             ----------
              OFFICE SERVICES & SUPPLIES (0.3%)
    29,000    Avery Dennison Corp.                                                1,813
   134,300    Pitney Bowes, Inc.                                                  5,620
                                                                             ----------
                                                                                  7,433
                                                                             ----------
              OIL & GAS DRILLING (0.2%)
     6,600    Ensco International, Inc.                                             353
     7,400    Helmerich & Payne, Inc.                                               538
     5,500    Pride International, Inc.*                                            192
     4,300    Rowan Companies, Inc.                                                 191
    33,700    Unit Corp.*                                                         1,946
                                                                             ----------
                                                                                  3,220
                                                                             ----------

10

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    12,800    Cooper Cameron Corp.*                                          $      643
     5,700    National-Oilwell Varco, Inc.*                                         393
     1,400    Tidewater, Inc.                                                        82
                                                                             ----------
                                                                                  1,118
                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   102,200    Anadarko Petroleum Corp.(a)                                        10,713
   159,400    Apache Corp.                                                       11,324
    68,900    Chesapeake Energy Corp.                                             2,183
   181,100    Devon Energy Corp.                                                 10,886
    57,900    Forest Oil Corp.*                                                   2,117
     3,600    Kerr-McGee Corp.                                                      359
     8,700    Newfield Exploration Co.*                                             388
    10,500    Noble Energy, Inc.                                                    472
    13,300    Pioneer Natural Resources Co.                                         570
                                                                             ----------
                                                                                 39,012
                                                                             ----------
              OIL & GAS REFINING & MARKETING (0.9%)
    44,100    Sunoco, Inc.                                                        3,574
    46,400    Tesoro Corp.                                                        3,244
   206,000    Valero Energy Corp.                                                13,337
                                                                             ----------
                                                                                 20,155
                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    22,300    El Paso Corp.                                                         288
     2,300    Kinder Morgan, Inc.                                                   202
    36,300    Williams Companies, Inc.                                              796
                                                                             ----------
                                                                                  1,286
                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (5.5%)
 1,762,300    Citigroup, Inc.                                                    88,027
   691,400    J.P. Morgan Chase & Co.                                            31,376
                                                                             ----------
                                                                                119,403
                                                                             ----------
              PACKAGED FOODS & MEAT (1.1%)
    95,800    Dean Foods Co.*                                                     3,795
    50,400    H.J. Heinz Co.                                                      2,092
    64,800    J.M. Smucker Co.                                                    2,544
   119,400    Kraft Foods, Inc. "A"(a)                                            3,730
   568,100    Sara Lee Corp.                                                     10,152
   125,200    Tyson Foods, Inc. "A"                                               1,828
                                                                             ----------
                                                                                 24,141
                                                                             ----------
              PAPER PACKAGING (0.4%)
    41,400    Bemis Co., Inc.                                                     1,302
   118,100    Packaging Corp. of America                                          2,655
    10,800    Sonoco Products Co.                                                   338
    84,100    Temple-Inland, Inc.                                                 3,906
                                                                             ----------
                                                                                  8,201
                                                                             ----------
              PAPER PRODUCTS (0.4%)
   171,600    International Paper Co.                                             6,238
   110,600    MeadWestVaco Corp.                                                  3,153
                                                                             ----------
                                                                                  9,391
                                                                             ----------
              PHARMACEUTICALS (6.4%)
    10,400    Abbott Laboratories                                                   445
   589,300    Bristol-Myers Squibb Co.                                           14,956

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
    10,400    Forest Laboratories, Inc.*                                     $      420
    46,000    Johnson & Johnson                                                   2,696
   230,000    King Pharmaceuticals, Inc.*                                         4,000
   921,600    Merck & Co., Inc.                                                  31,721
 3,099,500    Pfizer, Inc.                                                       78,510
    83,000    Watson Pharmaceuticals, Inc.*                                       2,361
   104,900    Wyeth                                                               5,105
                                                                             ----------
                                                                                140,214
                                                                             ----------
              PHOTOGRAPHIC PRODUCTS (0.2%)
   134,900    Eastman Kodak Co.(a)                                                3,637
                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (3.4%)
   185,300    Allstate Corp.                                                     10,468
    12,700    Ambac Financial Group, Inc.                                         1,046
   169,000    Chubb Corp.                                                         8,710
    84,300    CNA Financial Corp.*(a)                                             2,710
    30,000    Commerce Group, Inc.                                                1,740
   230,980    Fidelity National Financial, Inc.                                   9,697
   110,500    First American Corp.                                                4,707
     8,300    Hanover Insurance Group, Inc.                                         439
   101,800    MBIA, Inc.                                                          6,070
     6,800    Mercury General Corp.                                                 363
   234,025    Old Republic International Corp.                                    5,207
    65,932    Philadelphia Consolidated Holding Corp.*                            2,184
    25,800    Progressive Corp.                                                   2,800
    92,400    Safeco Corp.                                                        4,796
   178,200    St. Paul Travelers Companies, Inc.                                  7,846
   147,350    W.R. Berkley Corp.                                                  5,514
                                                                             ----------
                                                                                 74,297
                                                                             ----------
              PUBLISHING (0.3%)
    54,600    Gannett Co., Inc.                                                   3,003
    11,700    Lee Enterprises, Inc.                                                 360
   156,300    New York Times Co. "A"(a)                                           3,875
     1,700    R.H. Donnelley Corp.                                                   95
                                                                             ----------
                                                                                  7,333
                                                                             ----------
              RAILROADS (0.9%)
    95,900    Burlington Northern Santa Fe Corp.                                  7,627
   108,900    CSX Corp.                                                           7,459
    70,200    Norfolk Southern Corp.                                              3,791
    17,600    Union Pacific Corp.                                                 1,605
                                                                             ----------
                                                                                 20,482
                                                                             ----------
              REAL ESTATE INVESTMENT TRUSTS (1.8%)
     6,300    AMB Property Corp.                                                    315
    88,900    Annaly Mortgage Management, Inc.(a)                                 1,197
     2,000    AvalonBay Communities, Inc.                                           215
    42,400    Boston Properties, Inc.                                             3,743
     2,800    BRE Properties, Inc. "A"                                              151
     5,200    Camden Property Trust                                                 357
    71,900    CBL & Associates Properties, Inc.                                   2,875
    16,300    Crescent Real Estate Equities Co.                                     326
    10,000    Duke Realty Corp.                                                     354
   101,100    Equity Office Properties Trust                                      3,265
    10,300    Equity Residential Properties Trust                                   462

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                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
     2,500    Essex Property Trust, Inc.                                     $      273
    42,000    Friedman, Billings, Ramsey Group, Inc.(a)                             454
   102,700    General Growth Properties, Inc.                                     4,822
    72,400    Hospitality Properties Trust                                        3,120
   220,200    Host Marriott Corp.                                                 4,629
    57,200    iStar Financial, Inc.                                               2,188
    16,900    New Century Financial Corp.                                           866
     1,600    ProLogis                                                               80
     4,600    Public Storage, Inc.                                                  354
     6,500    Rayonier, Inc.                                                        268
     5,300    Simon Property Group, Inc.                                            434
     2,300    SL Green Realty Corp.                                                 228
   135,100    Thornburg Mortgage, Inc.(a)                                         3,906
    38,500    Vornado Realty Trust                                                3,682
                                                                             ----------
                                                                                 38,564
                                                                             ----------
              REGIONAL BANKS (3.4%)
    72,400    AmSouth Bancorp                                                     2,095
     2,700    BancorpSouth, Inc.                                                     69
   229,506    BB&T Corp.                                                          9,855
    31,300    City National Corp.                                                 2,284
   114,100    Colonial Bancgroup, Inc.(a)                                         2,959
     1,800    Commerce Bancshares, Inc.                                              94
    13,900    Compass Bancshares, Inc.                                              764
     1,400    Cullen/Frost Bankers, Inc.                                             81
    71,200    Fifth Third Bancorp                                                 2,878
    67,700    First Horizon National Corp.(a)                                     2,872
   120,640    Firstmerit Corp.                                                    2,966
    16,800    Huntington Bancshares, Inc.                                           406
   116,600    KeyCorp                                                             4,456
   279,346    National City Corp.                                                10,308
   146,900    PNC Financial Services Group, Inc.                                 10,499
   162,129    Regions Financial Corp.                                             5,919
   107,642    Sky Financial Group, Inc.                                           2,782
   154,000    SunTrust Banks, Inc.                                               11,909
     7,600    TCF Financial Corp.                                                   204
    11,600    UnionBanCal Corp.                                                     813
     2,100    Valley National Bancorp                                                55
     5,500    Wilmington Trust Corp.                                                244
     5,700    Zions Bancorp                                                         473
                                                                             ----------
                                                                                 74,985
                                                                             ----------
              REINSURANCE (0.0%)(i)
     6,600    Reinsurance Group of America, Inc.                                    317
                                                                             ----------
              RESTAURANTS (0.6%)
     3,450    Applebee's International, Inc.                                         80
    33,400    Brinker International, Inc.                                         1,308
    20,200    CBRL Group, Inc.                                                      822
    21,500    Darden Restaurants, Inc.                                              851
   249,800    McDonald's Corp.                                                    8,636
     8,900    OSI Restaurant Partners, Inc.                                         380
    17,200    Wendy's International, Inc.                                         1,063
                                                                             ----------
                                                                                 13,140
                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              SEMICONDUCTOR EQUIPMENT (0.0%)(i)
    38,300    Applied Materials, Inc.                                        $      688
                                                                             ----------
              SEMICONDUCTORS (0.3%)
    84,700    Advanced Micro Devices, Inc.*                                       2,740
    46,600    Intel Corp.                                                           931
    24,900    Intersil Corp. "A"                                                    737
    10,800    LSI Logic Corp.*                                                      115
    62,900    Micron Technology, Inc.*                                            1,068
                                                                             ----------
                                                                                  5,591
                                                                             ----------
              SOFT DRINKS (0.5%)
   243,200    Coca-Cola Co.                                                      10,205
    13,100    Pepsi Bottling Group, Inc.                                            420
                                                                             ----------
                                                                                 10,625
                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    47,700    H&R Block, Inc.                                                     1,089
                                                                             ----------
              SPECIALIZED FINANCE (0.2%)
    96,300    CIT Group, Inc.                                                     5,201
                                                                             ----------
              SPECIALTY CHEMICALS (0.2%)
     6,100    International Flavors & Fragrances, Inc.                              216
   100,300    Rohm & Haas Co.                                                     5,075
       948    Tronox, Inc. "B"*                                                      16
                                                                             ----------
                                                                                  5,307
                                                                             ----------
              SPECIALTY STORES (0.6%)
    75,300    Barnes & Noble, Inc.                                                3,395
    15,400    Borders Group, Inc.                                                   363
    65,800    Claire's Stores, Inc.                                               2,318
   144,800    Office Depot, Inc.*                                                 5,876
    10,300    Tiffany & Co.                                                         359
                                                                             ----------
                                                                                 12,311
                                                                             ----------
              STEEL (0.1%)
    19,200    Nucor Corp.                                                         2,089
    12,400    Worthington Industries, Inc.                                          245
                                                                             ----------
                                                                                  2,334
                                                                             ----------
              SYSTEMS SOFTWARE (0.2%)
   118,800    BMC Software, Inc.*                                                 2,559
    73,300    CA, Inc.                                                            1,859
    57,300    Novell, Inc.*                                                         471
    10,500    Sybase, Inc.*                                                         228
                                                                             ----------
                                                                                  5,117
                                                                             ----------
              TECHNOLOGY DISTRIBUTORS (0.3%)
    77,700    Arrow Electronics, Inc.*                                            2,813
    17,100    Avnet, Inc.*                                                          447
    78,100    Ingram Micro, Inc. "A"*                                             1,436
    40,900    Tech Data Corp.*                                                    1,502
                                                                             ----------
                                                                                  6,198
                                                                             ----------
              THRIFTS & MORTGAGE FINANCE (3.6%)
    33,450    Astoria Financial Corp.                                             1,048
   294,288    Countrywide Financial Corp.                                        11,966

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
     8,700    Downey Financial Corp.                                         $      624
   462,700    Fannie Mae(d)                                                      23,413
   185,900    Freddie Mac(d)                                                     11,351
    20,300    Fremont General Corp.                                                 451
    36,600    Golden West Financial Corp.                                         2,630
    88,405    IndyMac Bancorp, Inc.                                               4,272
    22,500    New York Community Bancorp, Inc.                                      387
     8,700    Radian Group, Inc.                                                    546
   480,112    Washington Mutual, Inc.                                            21,634
                                                                             ----------
                                                                                 78,322
                                                                             ----------
              TOBACCO (2.3%)
   639,800    Altria Group, Inc.                                                 46,808
    13,800    Loews Corp. - Carolina Group                                          707
     3,800    Reynolds American, Inc.                                               417
    59,900    UST, Inc.                                                           2,631
                                                                             ----------
                                                                                 50,563
                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     6,000    GATX Corp.                                                            281
    41,900    W.W. Grainger, Inc.                                                 3,223
                                                                             ----------
                                                                                  3,504
                                                                             ----------
              WATER UTILITIES (0.0%)(i)
    21,066    Aqua America, Inc.                                                    503
                                                                             ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    86,300    Alltel Corp.                                                        5,555
    31,600    American Tower Corp. "A"*                                           1,079
     7,100    Crown Castle International Corp.*                                     239
   269,420    Sprint Nextel Corp.                                                 6,682
    75,600    Telephone & Data Systems, Inc.                                      2,963
                                                                             ----------
                                                                                 16,518
                                                                             ----------
              Total common stocks (cost: $1,938,220)                          2,155,831
                                                                             ----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS
29,644,104    SSgA Prime Money Market Fund, 4.63%(b) (cost: $29,644)             29,644
                                                                             ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
              FROM SECURITIES LOANED (3.0%)(h)

              MONEY MARKET FUNDS (0.0%)(i)
   264,771    AIM Short-Term Investment Co.
                 Liquid Assets Portfolio, 4.72%(b)                                  265
    28,103    Merrill Lynch Premier Institutional Fund, 4.59%(b)                     28
                                                                             ----------
                                                                                    293
                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                       MARKET
    AMOUNT                                                                        VALUE
     (000)    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (1.6%)(c)
   $26,000       Credit Suisse First Boston, LLC, 4.78%, acquired on
                 4/28/2006 and due 5/01/2006 at $26,000 (collateralized
                 by $27,405 of Freddie Mac Discount Notes(d), 5.08%(g),
                 due 12/12/2006;  market value $26,523)                      $   26,000
     9,000    Deutsche Bank Securities, Inc., 4.76%, acquired
                 on 4/28/2006 and due 5/01/2006 at $9,000
                 (collateralized by $8,836 of Tennessee Valley
                 Authority Bonds, 5.88%, due 4/01/2036;
                 market value $9,180)                                             9,000
                                                                             ----------
                                                                                 35,000
                                                                             ----------
              COMMERCIAL PAPER (0.5%)
    10,000    Goldman Sachs Group, Inc.(e), 4.80%(f), 5/25/2006                  10,000
                                                                             ----------
              CORPORATE BONDS (0.9%)
    20,000    White Pine Finance LLC(e), 4.84%(f), 6/12/2006                     20,000
                                                                             ----------
              Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $65,293)               65,293
                                                                             ----------

              TOTAL INVESTMENTS (COST: $2,033,157)                           $2,250,768
                                                                             ==========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

          1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

          3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

          4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

          5. Repurchase agreements are valued at cost, which approximates market value.

          6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

              The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

          7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.
              General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $257,291,000 and $39,680,000,
          respectively,    resulting   in   net   unrealized   appreciation   of
          $217,611,000.

     C.   The portfolio of investments  category percentages shown represent the
          percentages   of  the   investments   to  net   assets,   which   were
          $2,191,014,000 at April 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $63,126,000.

     (b) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

     (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
APRIL 30, 2006 (UNAUDITED)

     (e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

     (f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

     (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

     (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     (i)  Represents less than 0.1% of net assets.

     * Non-income-producing security for the 12 months preceding April 30, 2006. As of April 30, 2006, 90.8% of the Fund's net assets were invested in dividend-paying stocks.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                           Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48490-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.